Equity (Details) (USD $)	0 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended	8 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended	1 Months Ended					6 Months Ended	1 Months Ended	2 Months Ended			6 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended					0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended
	Jan. 15, 2013	Mar. 02, 2011	Mar. 31, 2013	Apr. 30, 2011	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2012 Del Mar Consulting [Member]	Nov. 30, 2012 Alex Partners, LLC [Member]	Sep. 30, 2011 Consulting Agreement [Member] Dr Oscar Bronsther [Member]	Feb. 10, 2010 Consulting Agreement [Member] Fountainhead Capital Partners Limited [Member]	Dec. 11, 2011 Placement Agent Agreement [Member] Burnham Hill Partners Llc [Member]	Jun. 06, 2011 Placement Agent Agreement [Member] Burnham Hill Partners Llc [Member]	Jul. 31, 2011 Consulting and Advisory Services [Member] Millennium Capital Corporation [Member]	Aug. 26, 2011 Series C Convertible Preferred Stock Purchase Agreements [Member]	Jan. 31, 2012 Restricted Stock [Member] Prof. Sahraie and the University of Aberdeen [Member]	May 31, 2011 Common Stock [Member]	Feb. 28, 2011 Common Stock [Member] Investor	Dec. 31, 2012 Common Stock [Member] Investor	Jun. 30, 2013 Common Stock [Member] Steven Girgenti [Member]	Dec. 31, 2012 Common Stock [Member] Steven Girgenti [Member]	Dec. 31, 2011 Common Stock [Member] Steven Girgenti [Member]	Jun. 30, 2013 Common Stock [Member] Dr Oscar Bronsther [Member]	Dec. 31, 2012 Common Stock [Member] Dr Oscar Bronsther [Member]	Dec. 31, 2011 Common Stock [Member] Dr Oscar Bronsther [Member]	Jun. 30, 2013 Common Stock [Member] Alvaro Pascual - Leone [Member]	Dec. 31, 2012 Common Stock [Member] Alvaro Pascual - Leone [Member]	Dec. 31, 2011 Common Stock [Member] Alvaro Pascual - Leone [Member]	Dec. 31, 2012 Common Stock [Member] Jason Barton [Member]	Dec. 31, 2011 Common Stock [Member] Jason Barton [Member]	Dec. 31, 2012 Common Stock [Member] Jose Romano [Member]	Dec. 31, 2011 Common Stock [Member] Jose Romano [Member]	Jun. 30, 2013 Common Stock [Member] Josef Zihl [Member]	Dec. 31, 2012 Common Stock [Member] Josef Zihl [Member]	Jun. 30, 2012 Common Stock [Member] Greenbridge Capital Partners Iv Llc [Member]	Aug. 31, 2012 Common Stock [Member] Mr. Jerrald Ginder [Member]	Apr. 30, 2012 Common Stock [Member] Brunella Jacs, LLC [Member]	Dec. 31, 2011 Common Stock [Member] Fountainhead Capital Partners Limited [Member]	May 31, 2013 Common Stock [Member] Fountainhead Capital Partners Limited [Member]	Jun. 30, 2013 Common Stock [Member] Alvaro Pasual-Leone, Jason Barton and Jose Romano [Member]	Nov. 30, 2012 Common Stock [Member] Fiducuary Foundation [Member]	May 31, 2013 Common Stock [Member] Kenneth Coviello [Member]	May 31, 2013 Common Stock [Member] Heather Vinas [Member]	May 31, 2013 Common Stock [Member] Investors [Member] Investor	Jun. 30, 2013 Common Stock [Member] Lowell Rush [Member] share	Sep. 30, 2011 Common Stock [Member] Consulting Agreement [Member] Dr Oscar Bronsther [Member]	Jun. 03, 2011 Common Stock [Member] Consulting Agreement [Member] Greenbridge Capital Partners Iv Llc [Member]	Jun. 25, 2011 Common Stock [Member] Consulting Agreement [Member] Mr. Jerrald Ginder [Member]	Apr. 30, 2011 Common Stock [Member] Consulting Agreement [Member] Mr. Jerrald Ginder [Member]	Jun. 06, 2011 Common Stock [Member] Consulting Agreement [Member] Burnham Hill Advisors Llc [Member]	Feb. 10, 2010 Common Stock [Member] Consulting Agreement [Member] Fountainhead Capital Partners Limited [Member]	Aug. 31, 2011 Common Stock [Member] Consulting Agreement [Member] Mccombie Group Llc [Member]	Sep. 30, 2011 Common Stock [Member] Consulting Agreement [Member] Joe Simone [Member]	Nov. 30, 2012 Common Stock [Member] Consulting Agreement [Member] Del Mar Consulting [Member]	Nov. 30, 2012 Common Stock [Member] Consulting Agreement [Member] Alex Partners, LLC [Member]	Jul. 31, 2011 Common Stock [Member] Consulting and Advisory Services [Member] Millennium Capital Corporation [Member]	Mar. 25, 2011 Term Loan [Member] Consulting Agreement [Member] EuroAmerican Investment Corp [Member]	Jun. 30, 2011 Debenture [Member] Berardino Investment Group [Member]	Jun. 30, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Mar. 02, 2011 Stock Warrant [Member] Party	Apr. 30, 2011 Stock Warrant [Member]	Jun. 07, 2011 Initial Closing [Member] Series C Convertible Preferred Stock Purchase Agreements [Member]	Dec. 11, 2011 Second Closing [Member] Series C Convertible Preferred Stock Purchase Agreements [Member]	Jun. 28, 2011 Second Closing [Member] Series C Convertible Preferred Stock Purchase Agreements [Member]	Jul. 31, 2011 Final Closing [Member] Series C Convertible Preferred Stock Purchase Agreements [Member]	Jul. 31, 2011 First Closing, Second Closing and Final Closing [Member] Series C Convertible Preferred Stock Purchase Agreements [Member]
Equity (Textual)
Number of related parties																		3	4																										1,078																7
Share-based compensation shares issued to nonemployees for services, share																95,667	57,779	50,527	50,372	4,114	5,928	5,920	4,787	5,928	645	1,594	3,704	1,217	3,704	926	3,704	926	2,261	2,778		137,778	8,889			2,319	14,815				2,500		103,334	17,778	120,000	6,667		2,858	3,400	140,000	93,334							162,965
Share-based compensation shares issued to nonemployees for services, value								$ 157,500	$ 10,500								$ 195,000	$ 144,000	$ 170,000	$ 10,000	$ 20,000	$ 20,000	$ 10,000	$ 20,000	$ 2,174	$ 4,688	$ 12,500	$ 6,250	$ 12,500	$ 6,250	$ 12,500	$ 6,250	$ 6,250	$ 9,375			$ 30,000			$ 4,688	$ 16,667						$ 348,750	$ 60,000	$ 360,000	$ 22,500		$ 10,000		$ 157,500	$ 105,000							$ 550,000
Share based compensation shares issued to nonemployees per share value																		$ 2.85	$ 3.375
Number of common stock issuable upon conversion of warrants issued		98,070		81,842								24,682	25,719				28,889																													2,667					260,425					15,334	2,667						232,593		114,074	97,778	444,444
Number of common stock issuable upon conversion of each warrants issued															7,408																																																7,408
Value of common stock issuable upon conversion of warrants issued		$ 4.50		$ 4.50						$ 4.50	$ 1.88			$ 4.50	$ 4.50		$ 4.50																																								$ 4.50						$ 4.50
Warrants expiration period		3 years		3 years						3 years	5 years		3 years	3 years	3 years		3 years																																								3 years						3 years
Debt amount																																																									300,000	40,000
Debt discount amortization period																																																									3 months
Number of units issued in preferred offering													24.8		3.8																																																31.4		15.40	13.2	60
Proceeds from units issued															190,000																																																1,570,000		770,000	660,000	3,000,000
Maximum proceeds allowed under agreement																																																															3,000,000
Convertible preferred stock, shares issuable upon conversion of each unit															14,815																																																14,815
Convertible preferred stock, shares issuable upon conversion																																																															465,186		228,149	195,556	888,889
Convertible preferred stock, shares issuable upon conversion, per share															$ 3.38																																																$ 3.38
Price of Units (Units comprising Series C Convertible Preferred Shares and Warrants)															$ 50,000																																																$ 50,000
Number of units rescinded																																																																1
Amount returned due to cancellation of units																																																																50,000
Escrow shares subject to clawback option																																															68,889
Exercise period of clawback option																																															Exerciseable in equal tranches by April 15 and 30, 2012
Percentage gross proceeds paid to placement agent													7.00%
Percentage of number of common stock issuable upon conversion													7.00%
Conversion price																																																										$ 2.85
Stock converted into Common Stock																																						2,687																				14,453		348,152
Common stock issuance for conversion of debt					41,190																																	443.26
Consultancy agreement term																																																						12 months	12 months
Shares repurchased into Treasury Stock			34,445																																68,889
Treasury stock repurchased, value																																			1,033.33
Effect of reverse stock split	1 for 150
Common Stock, par value (in dollars per share)	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Number of common shares prior to reverse split	892,749,897
Reduction in number of shares as of stock split	5,951,744
Number of common shares issued for round up of partial shares	66
Shares repurchased into Treasury Stock from GreenBridge Capital Partner			34,445																																68,889
Warrant exercise price													3.38																										1.88			1.08	1.08	0.10
Warrants issued/sold to purchase shares of common stock																																							162,250
Shares issued upon exercise of warrant																																										47,590	32,152	162,250
Number Of Investor																																												6
Proceeds from exercise of warrants																																												$ 304,351
Common stock issued upon conversion of preferred stock																																																											262,229